ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Accrued cost of revenue and sales and marketing expenses	$ 242,268	$ 122,679
Accrued interest for convertible notes	1,374	0
Accrued office-related operating expenses	2,745	15,134
Business and other taxes payables	19,345	8,687
Other payables	92,590	76,542
Escrow payables	513,864	333,768
Payroll and welfare payable	65,969	36,592
Payable for property and equipment	18,020	28,246
Others	22,677	15,232
Finance lease liability	1,953	0
Total Current	980,805	636,880
Non-current:
Others	20,493	7,894
Finance lease liability	5,309	0
Total non-current	$ 25,802	$ 7,894